NOTE 1 NATURE OF OPERATIONS AND GOING CONCERN	12 Months Ended
Dec. 31, 2020
NOTE 1 NATURE OF OPERATIONS AND GOING CONCERN
NATURE OF OPERATIONS AND GOING CONCERN

1. NATURE OF OPERATIONS AND GOING CONCERN

Empower Clinics Inc. (“Empower” or the “Company”) was incorporated under the laws of the Province of British Columbia on April 28, 2015. The Company is a leading owner and operator of medical cannabis clinics, developer of medical products, and provides laboratory testing services in the US, focused on enabling individuals to improve and protect their health.

This business is conducted through Empower’s wholly-owned Nevada, USA subsidiary, Empower Healthcare Corp. and on April 16, 2019, the Company incorporated a wholly-owned Delaware corporation, Empower Healthcare Assets Inc. (“EHA”). Through a series of transactions on April 30, 2019, EHA acquired all the outstanding membership interest of Sun Valley Certification Clinics Holdings, LLC and its subsidiaries Sun Valley Alternative Health Centers, LLC, Sun Valley Alternative Health Centers West, LLC, Sun Valley Alternative Health Centers NV, LLC, Sun Valley Alternative Health Centers Tucson, LLC, Sun Valley Alternative Health Centers Mesa, LLC, and Sun Valley Certification Clinics Franchising, LLC (collectively “Sun Valley”) (note 5). On October 5, 2020 and December 31, 2020, respectively, the Company acquired all of the outstanding membership interest of Kai Medical Laboratory, LLC (note 6) and Lawrence Park Health and Wellness Clinic Inc. and 11000900 Canada Inc. (note 7).

The registered office of the Company is located at Suite 918 - 1030 West Georgia Street, Vancouver, British Columbia, Canada, V6C 1G8. The Company’s U.S. headquarters are at 105 SE 18th Avenue, Portland, Oregon.

COVID-19

On March 11, 2020, the World Health Organization declared the coronavirus disease ("COVID-19") a global pandemic. During the remainder of March 2020 and through to December 31, 2020, the COVID-19 pandemic has negatively impacted global economic and financial markets. Most industries have been impacted by the COVID-19 pandemic and are facing operating challenges associated with the regulations and guidelines resulting from efforts to contain it.

As a direct result of the COVID-19 pandemic, the Company realized significant increases in patient visits and testing, which resulted in increased revenues and operating expenses. The global response to the COVID-19 pandemic has resulted in, among other things, border closures, severe travel restrictions, as well as quarantine, self-isolation, and other emergency measures imposed by various governments. Additional government or regulatory actions or inactions around the world including in jurisdictions where the Company operates may also have potentially significant economic and social impacts. If the Company’s business operations are disrupted or suspended as a result of these or other measures, it may have a material adverse effect on the Company’s business, results of operations and financial performance. Factors that may be impacted, among other things, are the Company’s operating plan, supply chain and workforce. The Company continues to monitor the situation closely, including any potential impact on its operations. The extent to which COVID-19 may impact the Company’s business and operations will depend on future developments that are highly uncertain and cannot be accurately estimated, at this time, including new information which may emerge concerning the severity of and the actions required to contain COVID-19 or remedy its impact.

Going concern

These consolidated financial statements have ben prepared on the assumption that the Company will be able to continue operating as a going concern, which assumes the Company will be able to realize its assets and discharge its liabilities in the normal course of operations for the foreseeable future. The Company has a history of losses and negative cash flows from operating activities, and as at December 31, 2020, the Company had a working capital deficiency of $1,746,818 (December 31, 2019 - $4,185,359) and an accumulated deficit of $30,078,630 (December 31, 2019 - $13,012,319). These circumstances represent a material uncertainty that cast substantial doubt on the Company’s ability to continue as a going concern and ultimately the appropriateness of the use of going concern assumption.

Subsequent to December 31, 2020, warrant and option exercises resulted in cash proceeds of $5,865,335 which the Company plans to use to support its working capital requirements, allowing it to operate without an immediate requirement to access new capital. The Company anticipates that it will continue to actively pursue growth opportunities through acquisitions, the expansion of clinic locations and through new product development in order to drive revenue and generate positive cash flows from operations. The ability of the Company to continue operating as a going concern is dependent on its ability to raise sufficient additional funds to finance development activities and/or its ability to achieve profitable operations and positive cash flows from operations. There is no certainty management’s plans described above will be successful or that sufficient financing will be available on terms acceptable to the Company.

These financial statements do not reflect adjustments (if any) to the recorded amounts and classification of assets and liabilities, which could be necessary if the use of the going concern assumption is ultimately determined to be inappropriate. Such adjustments, if any, could be material.